Investment Portfolio	as of April 30, 2020 (Unaudited)

DWS Large Cap Focus Growth Fund

	Shares	Value ($)
Common Stocks 97.2%
Communication Services 10.2%
Entertainment 3.9%
Activision Blizzard, Inc.	70,873	4,516,736
Netflix, Inc.*	13,747	5,771,678
		10,288,414
Interactive Media & Services 4.8%
Alphabet, Inc. "A"*	9,220	12,416,574
Wireless Telecommunication Services 1.5%
T-Mobile U.S., Inc.*	44,579	3,914,036
Consumer Discretionary 15.6%
Hotels, Restaurants & Leisure 2.0%
McDonald's Corp.	28,000	5,251,680
Internet & Direct Marketing Retail 6.9%
Amazon.com, Inc.*	7,327	18,126,998
Leisure Products 1.1%
YETI Holdings, Inc.* (a)	100,000	2,761,000
Multiline Retail 2.5%
Dollar General Corp.	36,700	6,433,510
Specialty Retail 3.1%
CarMax, Inc.* (a)	39,200	2,887,080
Home Depot, Inc.	23,700	5,209,971
		8,097,051
Consumer Staples 2.7%
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	19,203	5,818,509
Personal Products 0.5%
Estee Lauder Companies, Inc. "A"	7,600	1,340,640
Financials 6.1%
Capital Markets 2.1%
Intercontinental Exchange, Inc.	61,000	5,456,450
Insurance 4.0%
Progressive Corp.	133,500	10,319,550
Health Care 16.2%
Biotechnology 0.5%
Exact Sciences Corp.*	18,000	1,421,640
Health Care Equipment & Supplies 8.7%
Becton, Dickinson & Co.	27,000	6,818,310
DexCom, Inc.*	21,400	7,173,280
Edwards Lifesciences Corp.*	6,900	1,500,750
Hologic, Inc.*	85,000	4,258,500
Intuitive Surgical, Inc.*	5,500	2,809,840
		22,560,680
Health Care Technology 0.4%
Evolent Health, Inc. "A"*	127,000	915,670
Schrodinger, Inc.*	5,544	257,242
		1,172,912
Life Sciences Tools & Services 4.6%
10X Genomics, Inc. "A"*	5,953	475,466
PPD, Inc*	90,000	2,151,000
Thermo Fisher Scientific, Inc.	28,100	9,404,508
		12,030,974
Pharmaceuticals 2.0%
Zoetis, Inc.	40,100	5,185,331
Industrials 6.3%
Aerospace & Defense 0.3%
Boeing Co.	5,000	705,100
Electrical Equipment 2.0%
AMETEK, Inc.	62,224	5,218,727
Industrial Conglomerates 2.6%
Roper Technologies, Inc.	19,652	6,701,921
Professional Services 0.8%
Clarivate PLC*	90,000	2,068,200
Road & Rail 0.6%
Norfolk Southern Corp.	9,500	1,625,450
Information Technology 35.3%
IT Services 7.0%
Fiserv, Inc.*	58,791	6,059,001
FleetCor Technologies, Inc.*	3,512	847,270
Visa, Inc. "A"	64,252	11,483,117
		18,389,388
Semiconductors & Semiconductor Equipment 2.8%
Applied Materials, Inc.	47,000	2,334,960
NVIDIA Corp.	16,800	4,910,304
		7,245,264
Software 17.3%
Bill.Com Holdings, Inc.* (a)	5,069	298,513
Datadog, Inc. "A"*	6,081	274,375
Globant SA*	30,000	3,470,100
Guidewire Software, Inc.*	33,650	3,056,766
Microsoft Corp.	139,125	24,932,591
salesforce.com, Inc.*	27,629	4,474,517
ServiceNow, Inc.*	14,696	5,166,232
Slack Technologies, Inc. "A"* (a)	44,000	1,174,360
VMware, Inc. "A"*	17,500	2,301,600
		45,149,054
Technology Hardware, Storage & Peripherals 8.2%
Apple, Inc.	72,800	21,388,640
Materials 1.8%
Chemicals 1.0%
Ecolab, Inc.	14,200	2,747,700
Construction Materials 0.8%
Vulcan Materials Co.	17,670	1,996,180
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.	11,550	7,798,560
Total Common Stocks (Cost $128,306,138)		253,630,133
Securities Lending Collateral 2.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.15% (b) (c) (Cost $7,621,316)	7,621,316	7,621,316
Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 0.16% (b) (Cost $6,719,094)	6,719,094	6,719,094
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $142,646,548)	102.7	267,970,543
Other Assets and Liabilities, Net	(2.7)	(7,166,141)
Net Assets	100.0	260,804,402

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended April 30, 2020 are as follows:

Value ($) at 7/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 4/30/2020	Value ($) at 4/30/2020
Securities Lending Collateral 2.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.15% (b) (c)
5,065,880	2,555,436 (d)	—	—	—	129,809	—	7,621,316	7,621,316
Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 0.16% (b)
10,610,616	43,004,188	46,895,710	—	—	76,278	—	6,719,094	6,719,094
15,676,496	45,559,624	46,895,710	—	—	206,087	—	14,340,410	14,340,410

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2020 amounted to $7,118,033, which is 2.7% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2020.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$253,630,133	$—	$—	$253,630,133
Short-Term Investments (e)	14,340,410	—	—	14,340,410
Total	$267,970,543	$—	$—	$267,970,543

(e)	See Investment Portfolio for additional detailed categorizations.